CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Current assets
Cash		$ 10,839,024	¥ 70,807,497	¥ 30,336,504
Notes receivable		1,192,472	7,789,997	4,180,885
Trade accounts receivable, net		5,429,817	35,471,068	48,244,015
Trade accounts receivable-related party, net		0	0	3,068,920
Inventories, net		324,180	2,117,754	1,985,723
Other receivables, net		1,684,589	11,004,821	6,350,802
Loans to third parties		145,423	950,000	3,200,377
Purchase advances, net		12,619	82,437	178,767
Contract assets, net		6,983,690	45,621,966	31,537,586
Prepaid expenses		0	0	198,294
Total current assets		26,611,814	173,845,540	129,281,873
Property and equipment, net		4,451,210	29,078,178	29,756,879
Land use right, net		193,953	1,267,028	1,280,648
Investment in unconsolidated entity		4,789,875	31,290,554	31,541,850
Long-term other receivables, net		0	0	3,640
Operating lease right-of-use assets		316,954	2,070,548	2,549,914
Total Assets			237,551,848	194,414,804
Current liabilities
Short-term bank loans		1,839,990	12,020,000	9,520,000
Convertible notes payable		6,497,951	42,448,810	0
Trade accounts payable		2,950,267	19,273,046	23,034,347
Other payables		239,260	1,563,002	2,609,486
Contract Liabilities		1,023,566	6,686,592	3,486,033
Accrued payroll and employees' welfare		146,081	954,304	1,917,635
Investment payable		979,695	6,400,000	6,400,000
Taxes payable		211,539	1,381,912	1,108,288
Short-term borrowings		33,019	215,699	200,000
Operating lease liabilities - current (including 450,728 and 461,859 ($70,700) from a related party as of June 30, 2020 and December 31, 2020, respectively)		204,069	1,333,113	1,328,976
Total Current Liabilities		16,352,367	106,824,220	65,181,175
Operating lease liabilities - non-current (including 352,775 and 119,029 ($18,221) from a related party as of June 30, 2020 and December 31, 2020, respectively)		111,733	729,909	1,210,088
Total Liabilities		17,526,885	114,496,924	73,770,516
Commitments and Contingencies
Equity
Common stock, ($0.0925 U.S. dollar par value, 20,000,000 shares authorized; 7,202,832 shares and 8,416,721 shares issued and outstanding as of June 30, 2020 and December 31, 2020, respectively)	[1]	813,150	5,312,021	4,577,233
Additional paid-in capital		45,173,769	295,104,195	282,505,455
Statutory reserve		635,107	4,148,929	4,148,929
Accumulated deficit		(29,538,302)	(192,963,238)	(184,027,586)
Accumulated other comprehensive gain		289,984	1,894,365	2,825,731
Total stockholders' equity		17,373,708	113,496,272	110,029,762
Non-controlling interests		1,463,213	9,558,652	10,614,526
Total equity		18,836,921	123,054,924	120,644,288
Total Liabilities and Equity		36,363,806	237,551,848	194,414,804
Related Party
Current liabilities
Other payables		253,445	1,655,668	4,498,318
Short-term borrowings		1,838,333	12,009,174	10,230,746
Long-term borrowings - related party - current portion		135,152	882,900	847,346
Long-term borrowings - related party		$ 1,062,785	¥ 6,942,795	¥ 7,379,253

[1]	Retrospectively restated for effect of stock split on December 27, 2019.